Commitments and Contingencies - Narrative (Details)	12 Months Ended
Dec. 31, 2021 ITEM
Commitments and Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	0
Natural Gas Supply Agreements [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years
Natural Gas Transportation Agreements [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreements [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	5 years